Commodity And Other Derivative Contractual Assets And Liabilities (Financial Statement Effects of Derivatives) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 238	$ 401
Derivative liabilities, Fair Value, Gross Liability	(316)	(348)
Derivative, Fair Value, Net	(78)	53
Current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets And Liability, Fair Value, Gross Assets	190	350
Noncurrent assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets And Liability, Fair Value, Gross Assets	58	64
Current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets And Liability, Fair Value, Gross Liability	(224)	(359)
Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets And Liability, Fair Value, Gross Liability	(102)	(2)
Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	220	396
Derivative liabilities, Fair Value, Gross Liability	(316)	(332)
Derivative asset, Fair Value, Net	220	396
Derivative liabilities, Fair Value, Net	(316)	(332)
Commodity contracts [Member] | Current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	190	350
Derivative liabilities, Fair Value, Gross Asset	0	0
Commodity contracts [Member] | Noncurrent assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	30	46
Derivative liabilities, Fair Value, Gross Asset	2	0
Commodity contracts [Member] | Current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, Fair Value, Gross Liability	0	0
Derivative liabilities, Fair Value, Gross Liability	(216)	(330)
Commodity contracts [Member] | Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, Fair Value, Gross Liability	0	0
Derivative liabilities, Fair Value, Gross Liability	(102)	(2)
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	18	5
Derivative liabilities, Fair Value, Gross Liability	0	(16)
Derivative asset, Fair Value, Net	18	5
Derivative liabilities, Fair Value, Net	0	(16)
Interest Rate Swap [Member] | Current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative liabilities, Fair Value, Gross Asset	0	0
Interest Rate Swap [Member] | Noncurrent assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	22	17
Derivative liabilities, Fair Value, Gross Asset	4	1
Interest Rate Swap [Member] | Current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, Fair Value, Gross Liability	(4)	(12)
Derivative liabilities, Fair Value, Gross Liability	(4)	(17)
Interest Rate Swap [Member] | Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, Fair Value, Gross Liability	0	0
Derivative liabilities, Fair Value, Gross Liability	$ 0	$ 0